Convertible Notes Payable and Warrants (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 20, 2022	May 16, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Jan. 31, 2023
Convertible warrants							91,611	1,218,506	21,206	21,206
Proceeds from issuance of debt								$ 3,034,000
Debt instrument redemption price percentage								15.00%
Debt instrument, unamortized discount			$ 695,000		$ 695,000			$ 539,000
Legal fees								$ 18,000
Warrants exercisable price percentage								115.00%
Warrants exercise price							$ 11.78	$ 8.84
Fair value of warrants								$ 13,600,000
Fair value of debt								$ 2,500,000
Percentage of common stock purchase price							80.00%	80.00%
Share Price			$ 4.00		$ 4.00
Common stock intial public offering								50.00%
Debt, weighted average interest rate								12.00%
Long-Term Debt, Term								12 months
Debt and Equity Securities, Gain (Loss)					$ 8,000,000			$ 10,000,000
Stock Issued During Period, Value, New Issues				$ 1,425,000		$ 1,620,000	$ 1,620,000
Financing costs				$ 943,000	$ 1,519,000	1,554,000	$ 2,497,000
Warrants description					The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater		The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater
Percentage of prorata securities					20.00%		20.00%
Original issue discount			$ 45,000		$ 45,000
Amortization of debt discount					678,000	$ 2,262,000	$ 2,326,000	713,000
Accrued interest							529,000	101,000
Changes in interest payable							$ 428,000
Senior Notes [Member]
Stock Issued During Period, Shares, New Issues							773,060
Warrant Holder [Member]
Legal fees							$ 18,000
Fair value of warrants							2,500,000
Original issue discount							539,000
Proceeds from warrants							3,000,000.0
Remaining unamortized discount								$ 2,300,000
Amortization of debt discount							$ 2,300,000
Senior Convertible Note Holders [Member]
Stock Issued During Period, Shares, New Issues							282,522
Financing costs					$ 1,519,000
Convertible Common Stock [Member]
Common stock intial public offering								65.00%
IPO [Member]
Warrants exercise price								$ 4.00
Share Price								$ 4.00
Warrant [Member]
Convertible warrants							264,315	1,218,506	21,206	21,206
Warrants exercise price			$ 5.90		$ 5.90		$ 5.90		$ 3.20	$ 3.20
Share Price									$ 4.00	$ 4.00
Debt Instrument, Description								December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant
Stock Issued During Period, Shares, New Issues							264,315
Common Stock [Member]
Convertible warrants			19,255		19,255
Stock Issued During Period, Shares, New Issues				161,168		183,223	183,223
Stock Issued During Period, Value, New Issues
Common Stock [Member] | Senior Convertible Note Holders [Member]
Share Price	$ 8.84	$ 8.84					$ 8.84
Stock Issued During Period, Shares, New Issues	106,736	69,049
Stock Issued During Period, Value, New Issues	$ 944,000	$ 609,000			$ 1,519,000		$ 2,500,000
Financing costs							2,500,000
Common Stock [Member] | Senior Convertible Note Holders [Member] | Second Amendment [Member]
Share Price		$ 8.84
Stock Issued During Period, Shares, New Issues		106,736
Stock Issued During Period, Value, New Issues		$ 944,000
Senior Convertible Promissory Notes [Member]
Notes issued							3,491,000	$ 3,591,000
Principal amount							$ 100,000
Amortization of debt discount					248,000
Accrued interest			$ 685,000		$ 685,000